Group Information - Summary Of Transactions And Balances With Related Parties (Directors And Senior Management) (Detail) - Remuneration of Directors and Key Management [Member] - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Short-term benefits	€ 1,401	€ 1,602	€ 1,724
Termination benefits	192	325	14
Share-based payment plan expenses	519	1,383	2,863
Total	€ 2,112	€ 3,310	€ 4,601